Income taxes - Schedule of Effective Income Tax Reconciliation For Current Year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax
Parent entity theoretical tax	$ (6,618)	$ (2,192)	$ (6,409)
Other foreign jurisdictions		145	48
Share based compensation	2,769
Non-deductible contingencies	1,315
Change in valuation allowance	3,419	(655)	3,498
Changes in unrecognized tax benefits	203	202	145
Total provision for income taxes	$ 4,162	$ 1,927	$ 1,507
Rate
Parent entity theoretical tax	23.00%	23.00%	23.00%
Other foreign jurisdictions		(2.00%)	0.00%
Share based compensation	(9.60%)
Non-deductible contingencies	(4.60%)
Change in valuation allowance	(11.90%)	7.00%	(12.00%)
Changes in unrecognized tax benefits	(0.70%)	(2.00%)	(1.00%)
Total effective income taxes	(14.50%)	(20.00%)	(5.00%)
United States
Tax
Retention payments related to business combinations	$ 1,253
State Taxes	771
Other Adjustments	$ 456
Rate
Retention payments related to business combinations	(4.40%)
State Taxes	(2.70%)
Other Adjustments	(1.60%)
Other foreign jurisdictions
Tax
Other foreign jurisdictions	$ 448
Rate
Other foreign jurisdictions	(1.50%)
Israel
Tax
Other Adjustments	$ 146
Rate
Other Adjustments	(0.50%)